Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Australia (2.6%)
Brickworks, Ltd.	459,994	$7,899,114

		7,899,114
Canada (7.2%)
Cogeco Communications, Inc.	162,500	8,124,710
International Petroleum Corp.(NON)	702,920	8,010,981
MEG Energy Corp.	341,400	6,144,981

		22,280,672
Denmark (4.6%)
Broedrene A&O Johansen A/S (Preference)	435,832	4,959,058
Demant A/S(NON)	101,503	3,886,647
Royal Unibrew A/S	69,587	5,252,660

		14,098,365
France (13.5%)
Eurazeo SE	99,959	7,346,944
Euronext NV	88,661	9,892,521
Kaufman & Broad SA	176,122	5,857,525
Rubis SCA	341,762	8,210,054
SPIE SA	194,500	6,130,306
Thermador Groupe	60,641	4,457,665

		41,895,015
Germany (5.0%)
CTS Eventim AG & Co. KGaA	106,607	9,435,065
Jungheinrich AG (Preference)	223,761	5,916,951

		15,352,016
Greece (0.7%)
OPAP SA	137,570	2,257,001

		2,257,001
Hong Kong (1.0%)
Cafe de Coral Holdings, Ltd.	3,050,000	3,091,777

		3,091,777
Ireland (2.0%)
Dalata Hotel Group PLC	1,351,144	6,309,268

		6,309,268
Italy (2.4%)
DiaSorin SpA	18,289	2,044,894
Interpump Group SpA	118,019	5,493,906

		7,538,800
Japan (26.2%)
Avant Corp.	598,200	8,468,155
Azbil Corp.	794,400	6,364,254
BML, Inc.	175,600	3,320,944
Dexerials Corp.	203,300	3,300,140
Fukui Computer Holdings, Inc.	361,900	6,953,581
G-7 Holdings, Inc.	492,400	4,816,387
Hikari Tsushin, Inc.	34,800	7,646,305
Japan Material Co., Ltd.	462,700	4,927,120
Katitas Co., Ltd.	384,500	5,413,752
Nakanishi, Inc.	265,900	4,121,327
Nihon Dengi Co., Ltd.	35,100	1,563,799
NOF Corp.	353,500	5,288,275
NSD Co., Ltd.	143,300	3,293,656
Riken Keiki Co., Ltd.	97,300	2,447,928
Takeuchi Manufacturing Co., Ltd.	166,600	5,400,594
TechnoPro Holdings, Inc.	187,300	3,441,346
Valqua, Ltd.	71,200	1,566,266
WingArc1st, Inc.	121,500	2,669,800

		81,003,629
Mexico (1.1%)
Bolsa Mexicana de Valores SAB de CV	2,228,433	3,509,706

		3,509,706
Netherlands (3.4%)
Aalberts NV	111,932	4,290,842
QIAGEN NV	140,138	6,129,717

		10,420,559
South Korea (2.0%)
MegaStudyEdu Co., Ltd.	90,262	2,671,526
SK Square Co., Ltd.(NON)	64,617	3,457,348

		6,128,874
Spain (4.0%)
Cia de Distribucion Integral Logista Holdings SA	299,944	9,599,218
Fomento de Construcciones y Contratas SA	211,364	2,033,244
Inmocemento SA(NON)	211,364	714,748

		12,347,210
Switzerland (2.7%)
Swissquote Group Holding SA	21,425	8,430,400

		8,430,400
Taiwan (2.7%)
Elite Material Co., Ltd.	248,000	3,608,206
Yageo Corp.	289,305	4,620,274

		8,228,480
United Kingdom (16.8%)
Admiral Group PLC	227,212	7,412,631
Bellway PLC	246,884	7,881,819
Berkeley Group Holdings PLC (The)	71,325	3,769,465
Breedon Group PLC	891,962	5,232,247
Cranswick PLC	61,798	3,900,292
Jet2 PLC	433,741	8,689,968
Liberty Global, Ltd. Class A(NON)	440,800	6,228,504
OSB Group PLC	827,037	4,220,216
Savills PLC	345,585	4,722,807

		52,057,949

Total common stocks (cost $266,595,113)		$302,848,835

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.78%(AFF)	Shares	4,754,107	$4,754,107
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(P)	Shares	420,000	420,000
U.S. Treasury Bills 4.628%, 1/16/25(SEGSF)		$300,000	298,323
U.S. Treasury Bills 4.558%, 1/9/25(SEGSF)		1,100,000	1,094,791

Total short-term investments (cost $6,567,060)			$6,567,221
TOTAL INVESTMENTS

Total investments (cost $273,162,173)			$309,416,056

	FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $186,927,833) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/22/25	$1,146,470	$1,210,682	$(64,212)
		British Pound	Buy	12/18/24	5,204,640	5,223,332	(18,692)
		Canadian Dollar	Buy	1/22/25	1,173,365	1,219,587	(46,222)
		Danish Krone	Sell	12/18/24	972,605	1,025,512	52,907
		Euro	Sell	12/18/24	4,471,229	4,687,193	215,964
		Japanese Yen	Sell	2/19/25	631,419	624,566	(6,853)
		Norwegian Krone	Buy	12/18/24	389,197	405,411	(16,214)
		Swedish Krona	Buy	12/18/24	1,982,121	2,120,255	(138,134)
		Swiss Franc	Buy	12/18/24	1,828,820	1,916,674	(87,854)
	Barclays Bank PLC
		British Pound	Sell	12/18/24	213,260	220,776	7,516
		Danish Krone	Sell	12/18/24	117,917	116,139	(1,778)
		Euro	Sell	12/18/24	661,422	720,096	58,674
		Japanese Yen	Sell	2/19/25	2,191,632	2,166,843	(24,789)
		Mexican Peso	Sell	1/22/25	298,844	309,784	10,940
		New Taiwan Dollar	Sell	2/19/25	1,717,971	1,756,654	38,683
		Swiss Franc	Buy	12/18/24	926,179	937,352	(11,173)
	Citibank, N.A.
		Australian Dollar	Buy	1/22/25	1,279,707	1,351,718	(72,011)
		British Pound	Sell	12/18/24	1,364,305	1,413,045	48,740
		Danish Krone	Sell	12/18/24	818,753	862,207	43,454
		Hong Kong Dollar	Buy	2/19/25	866,804	868,003	(1,199)
		Mexican Peso	Sell	1/22/25	773,489	802,903	29,414
	Goldman Sachs International
		British Pound	Sell	12/18/24	824,156	853,063	28,907
		Mexican Peso	Sell	1/22/25	297,011	307,940	10,929
		South Korean Won	Buy	2/19/25	9,690,019	9,830,476	(140,457)
		Swedish Krona	Sell	12/18/24	1,162,152	1,152,161	(9,991)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/22/25	613,134	647,467	(34,333)
		British Pound	Sell	12/18/24	2,429,587	2,515,681	86,094
		Canadian Dollar	Buy	1/22/25	668,409	694,723	(26,314)
		Chinese Yuan (Offshore)	Buy	2/19/25	530,438	543,538	(13,100)
		Danish Krone	Sell	12/18/24	1,622,076	1,690,945	68,869
		Euro	Sell	12/18/24	2,999,289	3,157,509	158,220
		Japanese Yen	Sell	2/19/25	696,520	690,747	(5,773)
		Mexican Peso	Sell	1/22/25	708,154	725,811	17,657
		Norwegian Krone	Buy	12/18/24	983,250	1,024,173	(40,923)
		Swedish Krona	Buy	12/18/24	1,666,435	1,775,569	(109,134)
		Swiss Franc	Buy	12/18/24	6,138,823	6,227,099	(88,276)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/22/25	2,303,903	2,433,675	(129,772)
		British Pound	Sell	12/18/24	1,760,286	1,822,167	61,881
		Canadian Dollar	Buy	1/22/25	1,445,738	1,502,779	(57,041)
		Danish Krone	Sell	12/18/24	1,328,482	1,401,009	72,527
		Euro	Sell	12/18/24	1,478,813	1,520,633	41,820
		Japanese Yen	Sell	2/19/25	896,430	887,027	(9,403)
		New Zealand Dollar	Buy	1/22/25	962,044	1,018,479	(56,435)
		Norwegian Krone	Buy	12/18/24	689,484	717,459	(27,975)
		Singapore Dollar	Buy	2/19/25	3,586,538	3,651,683	(65,145)
		South Korean Won	Sell	2/19/25	2,234,338	2,262,564	28,226
		Swedish Krona	Buy	12/18/24	3,833,258	4,084,345	(251,087)
		Swiss Franc	Buy	12/18/24	7,115,939	7,441,935	(325,996)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	4,112,313	4,343,903	(231,590)
		British Pound	Sell	12/18/24	774,531	834,629	60,098
		Canadian Dollar	Buy	1/22/25	1,540,632	1,601,475	(60,843)
		Danish Krone	Sell	12/18/24	691,419	729,233	37,814
		Euro	Sell	12/18/24	6,603,320	6,961,288	357,968
		Japanese Yen	Sell	2/19/25	4,248,534	4,206,755	(41,779)
		Norwegian Krone	Buy	12/18/24	506,900	527,692	(20,792)
		Swedish Krona	Buy	12/18/24	2,608,397	2,784,204	(175,807)
		Swiss Franc	Sell	12/18/24	4,486,938	4,488,022	1,084
	NatWest Markets PLC
		British Pound	Sell	12/18/24	5,504,680	5,716,748	212,068
		Danish Krone	Buy	12/18/24	950,326	994,437	(44,111)
		Euro	Buy	12/18/24	6,230,471	6,592,370	(361,899)
		Japanese Yen	Sell	2/19/25	792,219	784,229	(7,990)
		Swedish Krona	Buy	12/18/24	1,064,130	1,133,929	(69,799)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	1,595,898	1,685,401	(89,503)
		British Pound	Sell	12/18/24	1,588,889	1,651,725	62,836
		Canadian Dollar	Buy	1/22/25	1,263,893	1,313,881	(49,988)
		Danish Krone	Sell	12/18/24	557,478	588,011	30,533
		Euro	Buy	12/18/24	561,071	711,303	(150,232)
		Israeli Shekel	Buy	1/22/25	2,672,996	2,565,650	107,346
		Japanese Yen	Sell	2/19/25	5,893,265	5,839,945	(53,320)
		Mexican Peso	Sell	1/22/25	748,038	775,050	27,012
		New Taiwan Dollar	Sell	2/19/25	7,087,311	7,246,661	159,350
		Swedish Krona	Buy	12/18/24	1,655,000	1,763,231	(108,231)
		Swiss Franc	Buy	12/18/24	352,619	368,759	(16,140)
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	759,389	785,970	26,581
		Canadian Dollar	Buy	1/22/25	743,694	773,024	(29,330)
		Euro	Sell	12/18/24	3,248,947	3,420,295	171,348
		Hong Kong Dollar	Buy	2/19/25	648,286	649,286	(1,000)
		Japanese Yen	Buy	2/19/25	516,146	501,902	14,244
	UBS AG
		British Pound	Buy	12/18/24	523,989	551,247	(27,258)
		Canadian Dollar	Buy	1/22/25	847,820	852,468	(4,648)
		Danish Krone	Sell	12/18/24	1,448,541	1,527,798	79,257
		Euro	Sell	12/18/24	3,728,068	3,885,882	157,814
		Japanese Yen	Buy	2/19/25	3,364,080	3,250,754	113,326
		Mexican Peso	Sell	1/22/25	462,257	479,192	16,935
		Norwegian Krone	Buy	12/18/24	892,085	929,073	(36,988)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/22/25	1,269,071	1,340,327	(71,256)
		British Pound	Sell	12/18/24	6,441,319	6,539,952	98,633
		Canadian Dollar	Buy	1/22/25	1,714,890	1,782,367	(67,477)
		Euro	Sell	12/18/24	1,788,005	1,882,251	94,246
		Swiss Franc	Buy	12/18/24	983,149	1,028,125	(44,976)

	Unrealized appreciation						2,909,915

	Unrealized (depreciation)						(3,645,243)

	Total						$(735,328)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $309,270,116.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,719	$1,353,908	$1,359,627	$49	$—
	Putnam Short Term Investment Fund Class P‡	5,618,910	15,053,169	15,917,972	68,876	4,754,107

	Total Short-term investments	$5,624,629	$16,407,077	$17,277,599	$68,925	$4,754,107
*	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
#	At the close of the reporting period, the fund did not have any securities on loan.
‡	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,250,267.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	23.6%
	Information technology	15.1
	Financials	13.2
	Consumer discretionary	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $211,025 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,364,237 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,250,267 and may include amounts related to unsettled agreements.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Australia	$—	$7,899,114	$—
	Canada	14,269,691	8,010,981	—
	Denmark	4,959,058	9,139,307	—
	France	—	41,895,015	—
	Germany	—	15,352,016	—
	Greece	—	2,257,001	—
	Hong Kong	—	3,091,777	—
	Ireland	—	6,309,268	—
	Italy	—	7,538,800	—
	Japan	—	81,003,629	—
	Mexico	3,509,706	—	—
	Netherlands	—	10,420,559	—
	South Korea	—	6,128,874	—
	Spain	714,748	11,632,462	—
	Switzerland	—	8,430,400	—
	Taiwan	—	8,228,480	—
	United Kingdom	20,083,850	31,974,099	—

	Total common stocks	43,537,053	259,311,782	—
	Short-term investments	420,000	6,147,221	—

	Totals by level	$43,957,053	$265,459,003	$—
		Valuation inputs

	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(735,328)	$—

	Totals by level	$—	$(735,328)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
	The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
	Forward currency contracts (contract amount)	$198,800,000
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com